LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

18.LEASES

Group as a lessee

The Group determines whether an arrangement is a lease at inception. The Group has entered into various non-cancellable operating lease and finance lease agreements for lands, showrooms, ship, offices, factory and tooling used in its operations. The Group applies the short-term lease recognition exemption to its short-term leases (i.e., those leases that have a lease term of or less than 12 months).

As most of the leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

18.LEASES (continued)

Group as a lessee (continued)

The balances for the finance lease and operating leases where the Group is the lessee are presented as follows:

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Finance lease
Property, plant and equipment, net	87,878	3,383,861	134,702,480

Total finance lease liabilities	89,280	3,576,503	142,371,044
In which:
Current portion of finance lease liabilities	11,650	195,748	7,792,206
Non-current finance lease liabilities	77,630	3,380,755	134,578,838
In which:
Lease liabilities from related parties (*)	89,280	3,576,503	142,371,044

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Operating lease
Right-of-use assets – Operating lease	5,042,347	2,952,827	117,544,166
Total operating lease liabilities	5,485,846	3,294,890	131,160,782
In which:
Current portion of operating lease liabilities	1,486,822	1,088,938	43,347,717
Non-current operating lease liabilities	3,999,024	2,205,952	87,813,065
In which:
Lease liabilities from related parties (*)	524,032	665,738	26,501,254
Lease liabilities from third parties	4,961,814	2,629,152	104,659,528
(*)	Detail of balance of lease liabilities from related parties are as follows:

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Finance lease liabilities
VHIZ Ha Tinh JSC	—	3,576,503	142,371,044
VHIZ Hai Phong JSC	89,280	—	—
TOTAL	89,280	3,576,503	142,371,044
Operating lease liabilities
VHIZ Hai Phong JSC	399,513	500,007	19,903,945
Others	124,519	165,731	6,597,309
TOTAL	524,032	665,738	26,501,254

18.LEASES (continued)

Group as a lessee (continued)

The components of lease expense are as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Operating lease
Operating lease expense (*)	1,729,244	1,905,922	1,606,071	63,933,402
Finance lease
Amortization of leased assets	—	1,548	40,317	1,604,912
Interest on lease liabilities	—	13,616	265,257	10,559,174
Total finance lease expense	—	15,164	305,574	12,164,086

(*) Includes short-term leases, which are individually immaterial

Other information related to finance leases and operating leases where the Group is the lessee is as follows:

	As of December 31,
Weighted-average remaining lease term: (months)	2024	2025
Finance lease	509	825
Operating lease	66	61
Weighted-average discount rate:
Finance lease	17.09%	15.30%
Operating leases	10.71%	10.15%

Supplemental cash flow information related to finance leases and operating leases where the Group is the lessee was as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	1,549,627	1,385,185	1,540,894	61,338,880
Operating cash outflows from finance leases	—	10,707	96,285	3,832,849

18.LEASES (continued)

Group as a lessee (continued)

As of December 31, 2025 and 2024, the maturities of lease liabilities (excluding short-term leases) were as follows:

	Finance lease			Operating lease
	As of December 31,			As of December 31,
	2024	2025	2025	2024	2025	2025
	VND million	VND million	USD	VND million	VND million	USD
Less than 1 year	11,649	195,748	7,792,206	1,639,537	1,147,462	45,677,401
From 1 to 2 years	12,204	202,207	8,049,321	1,513,802	1,091,918	43,466,343
From 2 to 3 years	12,204	279,637	11,131,603	1,385,638	510,227	20,310,776
From 3 to 4 years	12,814	359,622	14,315,593	819,732	352,179	14,019,307
From 4 to 5 years	13,424	446,994	17,793,639	514,174	356,113	14,175,909
Thereafter	959,982	83,499,665	3,323,898,929	1,782,592	1,054,706	41,985,032
TOTAL	1,022,277	84,983,873	3,382,981,291	7,655,475	4,512,605	179,634,768
Less: Imputed interest	932,997	81,407,370	3,240,610,246	2,169,629	1,217,715	48,473,986
Present value of lease obligations	89,280	3,576,503	142,371,044	5,485,846	3,294,890	131,160,782
Less: Current portion	11,650	195,748	7,792,206	1,486,822	1,088,938	43,347,717
Non-current portion of lease obligations	77,630	3,380,755	134,578,838	3,999,024	2,205,952	87,813,065

Group as a lessor

Revenue from leasing included in Other revenue and services of Consolidated statements of operations for the year ended December 31, 2023, 2024 and 2025 is VND1,005.4 billion, VND1,052.9 billion and VND992.8 billion (USD39.5 million), respectively.

Operating Lease and Sales-type Lease Receivables

The Group is the lessor of batteries of EV and E-scooter (Note 2(n)).

As of December 31, 2025 and 2024, maturities of our operating lease and sales-type lease receivables from customers for each of the next five years and thereafter were as follows:

	Sale-type lease			Operating lease
	As of December 31,			As of December 31,
	2024	2025	2025	2024	2025	2025
	VND million	VND million	USD	VND million	VND million	USD
Less than 1 year	199,350	59,652	2,374,587	512,432	539,224	21,465,069
From 1 to 2 years	199,350	59,652	2,374,587	507,346	522,092	20,783,090
From 2 to 3 years	199,350	59,652	2,374,587	492,241	499,072	19,866,725
From 3 to 4 years	199,350	59,652	2,374,587	469,014	482,829	19,220,135
From 4 to 5 years	199,350	59,520	2,369,332	453,054	479,965	19,106,126
Thereafter	442,176	102,223	4,069,225	1,270,215	962,738	38,324,032
TOTAL	1,438,926	400,351	15,936,905	3,704,302	3,485,920	138,765,177

18.LEASES (continued)

Net investment in sales-type leases

Net investment in sales-type leases (battery lease transactions) is the sum of the present value of the lease receivable (a lessor’s right to receive lease payments arising from a sales-type lease). Net investment in sales-type leases is presented on the consolidated balance sheet as follows:

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Gross lease receivables	1,642,125	396,415	15,780,224
Received cash	(203,199)	(121,021)	(4,817,523)
Unearned interest income	(279,473)	(108,331)	(4,312,368)
Net investment in sales-type leases	1,159,453	167,063	6,650,332
Reported as:
Current net investment in sales-type lease	134,713	27,835	1,108,037
Non-current net investment in sales-type lease	1,024,740	139,228	5,542,295
Net investment in sales-type leases	1,159,453	167,063	6,650,332

Lease income in operating lease

	For the year ended December 31,
	2023	2024	2025	2025
	VND million	VND million	VND million	USD
Lease income relating to lease payments	233,817	341,296	445,875	17,749,094
Lease income relating to variable lease payments not included in the measurement of the lease receivable	67,272	41,617	288,577	11,487,481